Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
TRANSACTIONS WITH RELATED PARTIES [Abstract]
Amounts due to affiliate companies

	December 31, 2016	December 31, 2015
Navios Holdings	(54	)$ 296